Interests in associates and joint ventures - Associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [abstract]
Non-current assets	€ 84,811	€ 82,847	€ 82,236
Current assets	25,241	26,803	25,834
Total assets	110,052	109,650	108,071
Equity and liabilities [abstract]
Shareholder's equity	35,098	34,956	35,361	€ 37,200
Non-current liabilities	44,427	45,471	45,434
Current liabilities	30,526	29,223	27,276
Total equity and liabilities	110,052	109,650	108,071
Consolidated income statement
Revenue	44,122	43,471	42,522
Operating income	4,969	4,801	2,521
Finance costs, net	(1,206)	(920)	(782)
Income tax	(871)	(1,265)	(962)
Net income	2,892	2,617	778
Orange Concessions
Assets [abstract]
Non-current assets	3,639	3,699	3,029
Current assets	408	417	519
Total assets	4,046	4,115	3,548
Equity and liabilities [abstract]
Shareholder's equity	2,026	2,117	1,991
Non-current liabilities	1,540	1,494	1,054
Current liabilities	480	505	502
Total equity and liabilities	4,046	4,115	3,548
Consolidated income statement
Revenue	623	768	112
Operating income	(61)	(7)	(16)
Finance costs, net	(25)	(35)	(5)
Income tax	15	8	7
Net income	(71)	(35)	(14)
Swiatlowod Inwestycje Sp. z o.o. (FiberCo in Poland)
Assets [abstract]
Non-current assets	577	372	168
Current assets	186	197	171
Total assets	763	569	339
Equity and liabilities [abstract]
Shareholder's equity	306	281	257
Non-current liabilities	359	198	45
Current liabilities	97	90	36
Total equity and liabilities	763	569	339
Consolidated income statement
Revenue	45	29	7
Operating income	(8)	(4)	(3)
Finance costs, net	(13)	(5)	16
Income tax	4	1	(3)
Net income	€ (17)	€ (8)	€ 10